13. SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2024
Notes
13. SEGMENTED INFORMATION

13.SEGMENTED INFORMATION

The Company has determined that it had only one operating segment, i.e. mining exploration.  The Company’s mining operations are centralized whereby the Company’s head office is responsible for the exploration results and to provide support in addressing local and regional issues.  As at January 31, 2024 and 2023, the Company’s assets are all located in Canada (Notes 5 and 6).